Schedule of Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, unvested outstanding, at beginning of year	599,724
Number of Shares, vested outstanding, at beginning of year	399,816
Weighted Average Exercise Price, outstanding, at beginning of year	$ 11.55
Weighted average remaining contractual life outstanding	5 years 5 months 15 days	6 years 5 months 15 days
Number of Shares, unvested issued
Number of Shares, vested
Number of Shares, unvested outstanding, at end of year	599,724	599,724
Number of Shares, vested outstanding, at end of year	399,816	399,816
Weighted Average Exercise Price, outstanding, at end of year	$ 11.55	$ 11.55
New Publisher Partner Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price, outstanding, at beginning of year
Weighted Average Exercise Price, outstanding, at end of year
Number of Shares, outstanding, at beginning of year
Number of Shares, Forfeited	9,800
Weighted Average Exercise Price, Granted	$ 6.91
Number of Shares, outstanding at end of year	9,800
Weighted Average Exercise Price, Exercisable	$ 6.91
Weighted average remaining contractual life outstanding	4 years 1 month 24 days
Number of Shares, Exercisable at end of year	1,084
Weighted Average Exercise Price, Exercisable at end of year	$ 10.56
Weighted average remaining contractual life exercisable	3 years 11 months 1 day
Number of Shares, not vested at end of year	8,716
Number of Shares, Available for future grants at end of year	23,000